UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-09121

                              JNL Variable Fund LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Address of principal executive offices)


                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
--------------------------------------------------------------------------------
                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  July 1, 2004 - September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

JNL VARIABLE FUNDS (UNAUDITED)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
SEPTEMBER 30, 2004

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JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
Common Stocks - 98.7%
                                                                                   Shares          Value
Telecommunications - 77.2%
  Alltel Corp.                                                                       13            $690
  AT&T Corp.                                                                         44             628
  BellSouth Corp.                                                                    28             761
  CenturyTel Inc.                                                                    21             726
  Cincinnati Bell Inc. (b)                                                          111             387
  Citizens Communications Co.                                                        46             619
  IDT Corp. (b)                                                                      16             237
  IDT Corp. - Class B (b)                                                            16             236
  Level 3 Communications Inc. (b) (c)                                                18              46
  MCI Inc.                                                                           10             159
  Qwest Communications International Inc. (b)                                       144             479
  SBC Communications Inc.                                                            78           2,028
  Sprint Corp. - FON Group (c)                                                       36             722
  Telephone & Data Systems Inc.                                                       9             732
  Verizon Communications Inc.                                                        79           3,092
                                                                                                 11,542
Wireless Telecommunications - 21.5%
  AT&T Wireless Services Inc. (b)                                                    47             692
  Nextel Communications Inc. (b)                                                     25             597
  Nextel Partners Inc. (b) (c)                                                        9             143
  NII Holdings Inc. - Class B (b)                                                    14             562
  US Cellular Corp. (b)                                                              12             504
  Western Wireless Corp. (b)                                                         19             497
  Wireless Facilities Inc. (b)                                                       33             232
                                                                                                  3,227
  Total Common Stocks (cost $14,119)                                                             14,769
Short Term Investments - 0.8%
Money Market Funds - 0.8%
  Dreyfus Cash Management Plus, 1.50% (a) (d)                                       122             122

  Total Short Term Investments (cost $122)                                                          122
Total Investments - 99.5% (cost $14,241)                                                         14,891

Other Assets and Liabilities, Net - 0.5%                                                             82

Total Net Assets - 100%                                                                         $14,973

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
Common Stocks - 99.4%
Advertising - 1.6%
  Advo Inc.                                                                           -              $8
  Catalina Marketing Corp.                                                            -              10
  Harte-Hanks Inc.                                                                    -              11
  Interpublic Group of Cos. Inc. (b)                                                  4              39
  Lamar Advertising Co. (b) (c)                                                       1              30
  Omnicom Group Inc.                                                                  2             120
  R.H. Donnelley Corp. (b)                                                            -              13
  ValueVision Media Inc. - Class A (b)                                                -               4
                                                                                                    235
Airlines - 1.0%
  Airtran Holdings Inc. (b) (c)                                                       1               7
  Alaska Air Group Inc. (b)                                                           -               6
  AMR Corp. (b) (c)                                                                   1              11
  Continental Airlines Inc. (b) (c)                                                   1               5
  Delta Air Lines Inc. (b) (c)                                                        1               3
  Flyi Inc. (b)                                                                       -               1
  JetBlue Airways Corp. (b) (c)                                                       1              17
  Northwest Airlines Corp. (b) (c)                                                    1               5
  SkyWest Inc.                                                                        1               8
  Southwest Airlines Co.                                                              6              85
                                                                                                    148
Apparel - 2.8%
  Coach Inc. (b)                                                                      2              69
  Jones Apparel Group Inc.                                                            1              40
  Kellwood Co.                                                                        -               9
  Liz Claiborne Inc.                                                                  1              35
  NIKE Inc. (c)                                                                       2             119
  Phillips-Van Heusen                                                                 -               6
  Polo Ralph Lauren Corp.                                                             -              17
  Quiksilver Inc. (b)                                                                 1              13
  Reebok International Ltd.                                                           -              16
  Russell Corp.                                                                       -               5
  Stride Rite Corp.                                                                   -               4
  Timberland Co. - Class A (b)                                                        -              12
  Tommy Hilfiger Corp. (b)                                                            1               8
  Unifi Inc. (b)                                                                      -               1
  V.F. Corp.                                                                          1              37
  Wolverine World Wide Inc.                                                           -               9
                                                                                                    400
Auto Manufacturers - 2.7%
  Ford Motor Co. (c)                                                                 15             217
  General Motors Corp. (c)                                                            4             172
                                                                                                    389
Auto Parts & Equipment - 2.0%
  American Axle & Manufacturing Holdings Inc.                                         -              12
  ArvinMeritor Inc.                                                                   1              11
  BorgWarner Inc.                                                                     -              21
  Cooper Tire & Rubber Co.                                                            1              14
  Dana Corp.                                                                          1              23
  Delphi Corp.                                                                        4              41
  Goodyear Tire & Rubber Co. (b) (c)                                                  2              17
  Johnson Controls Inc.                                                               2              93
  Lear Corp.                                                                          1              33
  Modine Manufacturing Co.                                                            -               8
  Superior Industries International Inc. (c)                                          -               5
  Tower Automotive Inc. (b)                                                           -               1
  Visteon Corp.                                                                       1               9
                                                                                                    288
Commercial Services - 0.8%
  Adesa Inc. (b)                                                                      1              13
  Aramark Corp.                                                                       1              23
  Interactive Data Corp. (b)                                                          -               6
  McKesson Corp.                                                                      2              61
  Valassis Communications Inc. (b)                                                    -              14
                                                                                                    117
Computers - 0.1%
  Factset Research Systems Inc.                                                       -               9
  Lexar Media Inc. (b) (c)                                                            1               5
                                                                                                     14
Distribution & Wholesale - 0.7%
  Fastenal Co. (c)                                                                    1              34
  Genuine Parts Co.                                                                   2              59
  Owens & Minor Inc.                                                                  -               9
                                                                                                    102
Electronics - 0.2%
  Gentex Corp. (c)                                                                    1              24


Entertainment - 1.3%
  Alliance Gaming Corp. (b)                                                           -               7
  GTECH Holdings Corp.                                                                1              26
  International Game Technology                                                       3             110
  International Speedway Corp. - Class A                                              -              11
  Metro-Goldwyn-Mayer Inc. (b)                                                        1               8
  Pinnacle Entertainment Inc. (b)                                                     -               4
  Scientific Games Corp. - Class A (b)                                                1              10
  Six Flags Inc. (b)                                                                  1               5
                                                                                                    181
Healthcare - 0.2%
  Henry Schein Inc. (b)                                                               -              24
  Oakley Inc.                                                                         -               2
  PSS World Medical Inc. (b)                                                          1               6
                                                                                                     32
Home Builders - 2.9%
  Beazer Homes USA Inc. (c)                                                           -              12
  Centex Corp.                                                                        1              55
  Champion Enterprises Inc. (b) (c)                                                   1               7
  DR Horton Inc.                                                                      2              65
  Fleetwood Enterprises Inc. (b) (c)                                                  -               8
  Hovnanian Enterprises Inc. - Class A (b)                                            -              12
  KB Home                                                                             -              28
  Lennar Corp. (c)                                                                    1              51
  Lennar Corp.                                                                        -               5
  MDC Holdings Inc.                                                                   -              16
  NVR Inc. (b) (c)                                                                    -              29
  Pulte Homes Inc.                                                                    1              57
  Ryland Group Inc. (c)                                                               -              19
  Standard-Pacific Corp.                                                              -              15
  Thor Industries Inc.                                                                -              10
  Toll Brothers Inc. (b)                                                              -              19
  Winnebago Industries (c)                                                            -              10
                                                                                                    418
Home Furnishings - 1.3%
  Ethan Allen Interiors Inc. (c)                                                      -              12
  Furniture Brands International Inc.                                                 -              11
  Harman International Industries Inc.                                                1              61
  La-Z-Boy Inc. (c)                                                                   1               8
  Leggett & Platt Inc.                                                                2              48
  Maytag Corp.                                                                        1              13
  Whirlpool Corp.                                                                     1              31
                                                                                                    184
Household Products - 0.2%
  American Greetings Corp. - Class A (b)                                              1              15
  Fossil Inc. (b)                                                                     -              10
                                                                                                     25
Internet - 0.8%
  Amazon.Com Inc. (b)                                                                 3             105
  DoubleClick Inc. (b) (c)                                                            1               7
  NetFlix Inc. (b) (c)                                                                -               3
                                                                                                    115
Leisure Time - 3.1%
  Bally Total Fitness Holding Corp. (b) (c)                                           -               1
  Brunswick Corp.                                                                     1              39
  Callaway Golf Co.                                                                   1               6
  Carnival Corp. (c)                                                                  4             178
  Harley-Davidson Inc.                                                                3             154
  Multimedia Games Inc. (b)                                                           -               4
  Nautilus Group Inc.                                                                 -               7
  Polaris Industries Inc. (c)                                                         -              21
  Royal Caribbean Cruises Ltd. (c)                                                    1              39
  WMS Industries Inc. (b)                                                             -               5
                                                                                                    454
Lodging - 3.2%
  Aztar Corp. (b)                                                                     -               7
  Caesars Entertainment Inc. (b)                                                      2              39
  Harrah's Entertainment Inc.                                                         1              53
  Hilton Hotels Corp.                                                                 3              63
  La Quinta Corp. (b)                                                                 1              10
  Mandalay Resort Group                                                               1              41
  Marriott International Inc. - Class A                                               2              85
  MGM MIRAGE (b) (c)                                                                  1              26
  Prime Hospitality Corp. (b)                                                         -               4
  Starwood Hotels & Resorts Worldwide Inc.                                            2              85
  Station Casinos Inc.                                                                -              21
  Wynn Resorts Ltd. (b)                                                               1              26
                                                                                                    460
Manufacturing - 0.6%
  Eastman Kodak Co. (c)                                                               2              81


Media - 25.6%
  Belo Corp. - Class A                                                                1              21
  Cablevision Systems Corp. (b) (c)                                                   2              37
  Charter Communications Inc. (b) (c)                                                 2               6
  Clear Channel Communications Inc.                                                   5             147
  Comcast Corp. - Class A (b)                                                        11             312
  Comcast Corp. - Special Class A (b) (c)                                             8             212
  COX Communications Inc. (b)                                                         2              60
  COX Radio Inc. (b)                                                                  -               5
  Cumulus Media Inc. - Class A (b)                                                    -               6
  Dow Jones & Co. Inc. (c)                                                            -              16
  E.W. Scripps Co.                                                                    1              34
  EchoStar Communications Corp. (b)                                                   2              60
  Emmis Communications Corp. (b)                                                      -               8
  Entercom Communications Corp. (b)                                                   -              12
  Fox Entertainment Group Inc. (b)                                                    2              43
  Gannett Co. Inc.                                                                    2             200
  Gemstar-TV Guide International Inc. (b)                                             2              13
  Hearst-Argyle Television Inc.                                                       -               6
  Hollinger International Inc.                                                        -               7
  Insight Communications Co. Inc. (b)                                                 -               4
  Knight-Ridder Inc. (c)                                                              1              46
  Lee Enterprises Inc.                                                                -              15
  Liberty Media Corp. (b)                                                            22             189
  Liberty Media International Inc. - Class A (b)                                      1              40
  McClatchy Co.                                                                       -              13
  McGraw-Hill Cos. Inc.                                                               2             134
  Media General Inc.                                                                  -              11
  Meredith Corp.                                                                      -              18
  New York Times Co.                                                                  1              51
  Radio One Inc. - Class D (b)                                                        1               8
  Reader's Digest Association Inc. - Class A                                          1              10
  Scholastic Corp. (b)                                                                -               8
  Sinclair Broadcast Group Inc. - Class A                                             -               3
  Sirius Satellite Radio Inc. (b) (c)                                                11              35
  The Directv Group Inc. (b)                                                          8             142
  Time Warner Inc. (b)                                                               39             624
  Tribune Co.                                                                         2              77
  UnitedGlobalCom Inc. (b)                                                            3              25
  Univision Communications Inc. (b) (c)                                               2              72
  Viacom Inc. - Class A                                                               -              12
  Viacom Inc. - Class B                                                              13             444
  Walt Disney Co.                                                                    18             407
  Washington Post                                                                     -              49
  Westwood One Inc. (b)                                                               1              14
  Wiley (John) & Sons Inc.                                                            -              12
  XM Satellite Radio Holdings Inc. - Class A (b) (c)                                  2              56
  Young Broadcasting Inc. (b)                                                         -               1
                                                                                                  3,725
Office Furnishings - 0.3%
  Herman Miller Inc. (c)                                                              1              16
  HNI Corp.                                                                           -              15
  Interface Inc. (b)                                                                  -               4
  Steelcase Inc.                                                                      -               5
                                                                                                     40
Pharmaceuticals - 1.6%
  AmerisourceBergen Corp.                                                             1              54
  Cardinal Health Inc.                                                                4             165
  Priority Healthcare Corp. (b)                                                       -               6
                                                                                                    225
Retail - 43.7%
  99 Cents Only Stores (b) (c)                                                        -               7
  Abercrombie & Fitch Co. - Class A                                                   1              26
  Advance Auto Parts (b) (c)                                                          1              23
  Aeropostale Inc. (b)                                                                1              13
  American Eagle Outfitters Inc.                                                      -              17
  AnnTaylor Stores Corp. (b)                                                          1              15
  Applebees International Inc.                                                        1              18
  Autonation Inc. (b) (c)                                                             2              30
  Autozone Inc. (b) (c)                                                               1              45
  Barnes & Noble Inc. (b)                                                             -              18
  Bed Bath & Beyond Inc. (b)                                                          3              97
  Best Buy Co. Inc.                                                                   2             126
  Big Lots Inc. (b)                                                                   1              13
  BJ's Wholesale Club Inc. (b)                                                        1              17
  Bob Evans Farms Inc.                                                                -               9
  Borders Group Inc.                                                                  1              17
  Brinker International Inc. (b)                                                      1              26
  Carmax Inc. (b) (c)                                                                 1              20
  Cato Corp. - Class A                                                                -               3
  CBRL Group Inc.                                                                     -              16
  CEC Entertainment Inc. (b)                                                          -              12
  Charming Shoppes Inc. (b)                                                           1               7
  Cheesecake Factory (b) (c)                                                          -              20
  Chico's FAS Inc. (b) (c)                                                            1              27
  Children's Place Retail Stores Inc. (b)                                             -               2
  Christopher & Banks Corp.                                                           -               5
  Circuit City Stores Inc. (c)                                                        2              26
  Claire's Stores Inc.                                                                1              19
  Cost Plus Inc. (b)                                                                  -               6
  Costco Wholesale Corp.                                                              4             169
  CVS Corp.                                                                           3             147
  Darden Restaurants Inc.                                                             1              30
  Dillard's Inc. - Class A                                                            1              13
  Dollar General Corp.                                                                3              55
  Dollar Tree Stores Inc. (b)                                                         1              27
  Dress Barn Inc. (b)                                                                 -               4
  Family Dollar Stores Inc.                                                           1              39
  Federated Department Stores Inc.                                                    2              72
  Foot Locker Inc.                                                                    1              30
  Fred's Inc.                                                                         -               5
  Gap Inc. (c)                                                                        6             107
  Genesco Inc. (b)                                                                    -               5
  Guitar Center Inc. (b)                                                              -               9
  Hollywood Entertainment Corp. (b)                                                   1               5
  Home Depot Inc.                                                                    20             767
  HOT Topic Inc. (b) (c)                                                              -               7
  IHOP Corp.                                                                          -               7
  J.C. Penney Co. Inc. (c)                                                            3              88
  Jack in the Box Inc. (b)                                                            -               9
  Kenneth Cole Productions Inc.                                                       -               3
  Kmart Holding Corp. (b)                                                             -              29
  Kohl's Corp. (b)                                                                    3             128
  Krispy Kreme Doughnuts Inc. (b) (c)                                                 1               7
  Limited Brands Inc.                                                                 4              87
  Linens 'N Things Inc. (b)                                                           -               9
  Lone Star Steakhouse & Saloon Inc.                                                  -               4
  Longs Drug Stores Corp.                                                             -               7
  Lowe's Cos. Inc.                                                                    6             341
  May Department Stores Co.                                                           3              64
  McDonald's Corp.                                                                   11             310
  Men's Wearhouse Inc. (b)                                                            -               9
  Michaels Stores Inc.                                                                1              36
  Neiman-Marcus Group Inc. - Class A (c)                                              -              16
  Nordstrom Inc.                                                                      1              35
  Office Depot Inc. (b)                                                               3              42
  O'Reilly Automotive Inc. (b)                                                        -              18
  Outback Steakhouse Inc. (c)                                                         1              27
  Pacific Sunwear of California (b)                                                   1              15
  Panera Bread Co. - Class A (b) (c)                                                  -              10
  Papa John's International Inc. (b)                                                  -               4
  Payless Shoesource Inc. (b)                                                         1               5
  PEP Boys-Manny Moe & Jack                                                           1               7
  Petco Animal Supplies Inc. (b)                                                      -              12
  Petsmart Inc.                                                                       1              36
  PF Chang's China Bistro Inc. (b) (c)                                                -              11
  Pier 1 Imports Inc.                                                                 1              13
  RadioShack Corp.                                                                    1              41
  Rite Aid Corp. (b)                                                                  4              14
  Ross Stores Inc.                                                                    1              31
  Ruby Tuesday Inc.                                                                   1              16
  Ryan's Restaurant Group Inc. (b)                                                    -               5
  Saks Inc. (b)                                                                       1              14
  Sears Roebuck & Co. (c)                                                             2              69
  ShopKo Stores Inc. (b)                                                              -               4
  Sonic Corp. (b)                                                                     -              13
  Staples Inc.                                                                        4             130
  Starbucks Corp. (b)                                                                 3             158
  Stein Mart Inc. (b)                                                                 -               4
  Talbots Inc.                                                                        -               5
  Target Corp.                                                                        7             329
  The Sports Authority Inc. (b)                                                       -               4
  Tiffany & Co.                                                                       1              40
  TJX Cos. Inc.                                                                       4              99
  Toys "R" Us Inc. (b)                                                                2              34
  Tractor Supply Co. (b)                                                              -              10
  Triarc Cos.                                                                         -               2
  Tuesday Morning Corp. (b)                                                           -               7
  Urban Outfitters Inc. (b)                                                           1              17
  Walgreen Co.                                                                        9             323
  Wal-Mart Stores Inc.                                                               23           1,234
  Wendy's International Inc.                                                          1              32
  Williams-Sonoma Inc. (b) (c)                                                        1              31
  Yum! Brands Inc.                                                                    3             106
  Zale Corp. (b)                                                                      -              14
                                                                                                  6,348
Software - 1.3%
  Activision Inc. (b)                                                                 1              16
  Avid Technology Inc. (b) (c)                                                        -              14
  Electronic Arts Inc. (b)                                                            3             121
  Pixar Inc. (b) (c)                                                                  -              18
  Take-Two Interactive Software Inc. (b)                                              -              12
  THQ Inc. (b)                                                                        -               7
                                                                                                    188
Telecommunications - 0.3%
  NTL Inc. (b)                                                                        1              39


Textiles - 0.3%
  Mohawk Industries Inc. (b) (c)                                                      -              37


Toys & Hobbies - 0.8%
  Hasbro Inc.                                                                         1              26
  Jakks Pacific Inc. (b) (c)                                                          -               6
  Marvel Enterprises Inc. (b) (c)                                                     1              11
  Mattel Inc.                                                                         4              67
                                                                                                    110
  Total Common Stocks (cost $14,586)                                                             14,379
Short Term Investments - 0.5%
Money Market Funds - 0.5%
  Dreyfus Cash Management Plus, 1.50% (a) (d)                                        71              71

  Total Short Term Investments (cost $71)                                                            71
Total Investments - 99.9% (cost $14,657)                                                         14,450

Other Assets and Liabilities, Net - 0.1%                                                             20

Total Net Assets - 100%                                                                         $14,470

JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND
Common Stocks - 99.4%
Engineering & Construction - 0.2%
  McDermott International Inc. (b)                                                   10            $113


Mining - 1.8%
  Arch Coal Inc. (c)                                                                  5             185
  Consol Energy Inc.                                                                  7             253
  Massey Energy Co.                                                                   7             195
  Peabody Energy Corp.                                                                5             293
                                                                                                    926
Oil & Gas Producers - 78.2%
  Amerada Hess Corp.                                                                  5             486
  Anadarko Petroleum Corp.                                                           16           1,050
  Apache Corp.                                                                       21           1,035
  Atwood Oceanics Inc. (b)                                                            2             112
  Burlington Resources Inc.                                                          25           1,022
  Cabot Oil & Gas Corp.                                                               4             159
  Chesapeake Energy Corp. (c)                                                        21             326
  ChevronTexaco Corp.                                                               128           6,854
  Cimarex Energy Co. (b)                                                              4             155
  ConocoPhillips                                                                     38           3,134
  Denbury Resources Inc. (b)                                                          6             157
  Devon Energy Corp.                                                                 15           1,039
  Diamond Offshore Drilling Inc. (c)                                                  6             202
  ENSCO International Inc.                                                           11             359
  EOG Resources Inc.                                                                  8             511
  Evergreen Resources Inc. (b)                                                        5             182
  Exxon Mobil Corp.                                                                 267          12,901
  Forest Oil Corp. (b) (c)                                                            6             183
  GlobalSantaFe Corp.                                                                13             407
  Grey Wolf Inc. (b)                                                                 28             135
  Helmerich & Payne Inc. (c)                                                          5             153
  Houston Exploration Co. (b)                                                         3             148
  Kerr-McGee Corp.                                                                    8             470
  Marathon Oil Corp.                                                                 22             915
  Murphy Oil Corp.                                                                    6             509
  Nabors Industries Ltd. (b)                                                         10             470
  Newfield Exploration Co. (b)                                                        5             291
  Noble Corp. (b)                                                                     9             414
  Noble Energy Inc.                                                                   4             257
  Occidental Petroleum Corp.                                                         24           1,362
  Parker Drilling Co. (b)                                                            30             111
  Patina Oil & Gas Corp.                                                              6             192
  Patterson-UTI Energy Inc.                                                          13             246
  Pioneer Natural Resources Co.                                                       9             312
  Plains Exploration & Production Co. (b)                                             8             181
  Pogo Producing Co.                                                                  5             236
  Premcor Inc. (b)                                                                    7             255
  Pride International Inc. (b) (c)                                                   10             205
  Rowan Cos. Inc. (b)                                                                 9             244
  Stone Energy Corp. (b)                                                              3             137
  Sunoco Inc.                                                                         5             404
  Tesoro Petroleum Corp. (b)                                                          7             211
  Transocean Inc. (b) (c)                                                            20             723
  Unit Corp. (b)                                                                      4             155
  Unocal Corp.                                                                       17             714
  Valero Energy Corp.                                                                 8             661
  Vintage Petroleum Inc.                                                              7             145
  XTO Energy Inc.                                                                    17             547
                                                                                                 41,077
Oil & Gas Services - 16.3%
  Baker Hughes Inc.                                                                  21             933
  BJ Services Co.                                                                    10             546
  Cooper Cameron Corp. (b) (c)                                                        5             252
  Core Laboratories NV (b)                                                            5             117
  FMC Technologies Inc. (b)                                                           6             196
  Global Industries Ltd. (b)                                                         18             113
  Grant Prideco Inc. (b)                                                             10             203
  Halliburton Co.                                                                    28             949
  Hanover Compressor Co. (b)                                                         10             133
  Input/Output Inc. (b)                                                              11             110
  Key Energy Services Inc. (b)                                                       15             162
  Lone Star Technologies Inc. (b)                                                     4             147
  Maverick Tube Corp. (b)                                                             5             144
  National-Oilwell Inc. (b)                                                           7             234
  Newpark Resources Inc. (b)                                                         17             105
  Oceaneering International Inc. (b)                                                  4             134
  Schlumberger Ltd.                                                                  36           2,423
  Seacor Smit Inc. (b)                                                                3             124
  Smith International Inc. (b)                                                        7             433
  Superior Energy Services Inc. (b)                                                   9             121
  Tidewater Inc.                                                                      5             179
  Varco International Inc. (b)                                                        8             225
  Veritas DGC Inc. (b)                                                                6             140
  Weatherford International Ltd. (b)                                                  9             453
                                                                                                  8,576
Pipelines - 2.7%
  El Paso Corp. (c)                                                                  45             415
  Kinder Morgan Inc.                                                                  7             420
  Western Gas Resources Inc.                                                          5             156
  Williams Cos. Inc.                                                                 35             422
                                                                                                  1,413
Transportation - 0.2%
  Offshore Logistics Inc. (b)                                                         4             124

  Total Common Stocks (cost $44,556)                                                             52,229
Short Term Investments - 1.8%
Money Market Funds - 1.8%
  Dreyfus Cash Management Plus, 1.50% (a) (d)                                       958             958

  Total Short Term Investments (cost $958)                                                          958
Total Investments - 101.2% (cost $45,514)                                                        53,187

Other Assets and Liabilities, Net -  (1.2%)                                                       (638)

Total Net Assets - 100%                                                                         $52,549

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
Common Stocks - 99.6%
Banks - 31.2%
  Amcore Financial Inc.                                                               -              $8
  AmSouth Bancorp. (c)                                                                4              87
  Associated Banc-Corp. (c)                                                           1              36
  Bancorpsouth Inc.                                                                   1              19
  Bank of America Corp.                                                              28           1,226
  Bank of Hawaii Corp.                                                                1              28
  Bank of New York Co. Inc.                                                           8             247
  Banknorth Group Inc.                                                                2              63
  BB&T Corp.                                                                          6             231
  Cathay Bancorp. Inc.                                                                2              89
  Chittenden Corp.                                                                    1              14
  Citizens Banking Corp.                                                              -              14
  City National Corp.                                                                 -              30
  Colonial BancGroup Inc.                                                             1              28
  Comerica Inc.                                                                       2              96
  Commerce Bancorp. Inc. (c)                                                          1              46
  Commerce Bancshares Inc.                                                            1              36
  Community First Bankshares Inc.                                                     -              14
  Compass Bancshares Inc.                                                             1              54
  Cullen/Frost Bankers Inc.                                                           1              25
  East-West Bancorp. Inc.                                                             1              20
  Fifth Third Bancorp.                                                                6             279
  First Bancorp.                                                                      -              20
  First Horizon National Corp. (c)                                                    1              60
  First Midwest Bancorp. Inc.                                                         -              17
  First National Bankshares of Florida Inc.                                           1              18
  FirstMerit Corp. (c)                                                                1              20
  FNB Corp.                                                                           1              14
  Fremont General Corp.                                                               1              18
  Fulton Financial Corp.                                                              1              30
  Greater Bay Bancorp.                                                                1              16
  Hibernia Corp.                                                                      2              43
  Hudson United Bancorp.                                                              -              18
  Huntington Bancshares Inc.                                                          2              58
  Investors Financial Services Corp. (c)                                              1              32
  KeyCorp                                                                             4             130
  M&T Bank Corp.                                                                      1              98
  Marshall & Ilsley Corp.                                                             2              85
  Mellon Financial Corp.                                                              4             122
  Mercantile Bankshares Corp.                                                         1              39
  National City Corp.                                                                 8             290
  National Commerce Financial Corp.                                                   2              70
  North Fork Bancorp. Inc. (c)                                                        2              78
  Northern Trust Corp.                                                                2              85
  Old National Bancorp.                                                               1              19
  Pacific Capital Bancorp.                                                            1              15
  Park National Corp.                                                                 1             134
  PNC Financial Services Group Inc.                                                   3             173
  Popular Inc.                                                                        3              70
  Provident Bankshares Corp.                                                          -              13
  Regions Financial Corp. (c)                                                         5             156
  Republic Bancorp. Inc.                                                              1              13
  Silicon Valley Bancshares (b)                                                       -              15
  Sky Financial Group Inc.                                                            1              29
  South Financial Group Inc.                                                          1              21
  SouthTrust Corp.                                                                    3             142
  Southwest Bancorp. of Texas Inc.                                                    1              15
  State Street Corp.                                                                  4             151
  Sterling Bancshares Inc.                                                            1               8
  SunTrust Banks Inc. (c)                                                             3             197
  Susquehanna Bancshares Inc.                                                         1              13
  Synovus Financial Corp.                                                             3              72
  TCF Financial Corp.                                                                 1              41
  Texas Regional Bancshares Inc. - Class A                                            -              16
  TrustCo Bancorp.                                                                    1              11
  Trustmark Corp.                                                                     1              19
  UCBH Holdings Inc.                                                                  -              19
  UnionBanCal Corp.                                                                   1              31
  United Bankshares Inc.                                                              -              15
  US Bancorp.                                                                        20             575
  Valley National Bancorp.                                                            1              27
  W Holding Co. Inc.                                                                  1              17
  Wachovia Corp.                                                                     14             647
  Webster Financial Corp.                                                             1              34
  Wells Fargo & Co.                                                                  17           1,025
  Westamerica Bancorp.                                                                -              21
  Whitney Holding Corp.                                                               -              19
  Wilmington Trust Corp.                                                              1              26
  Zions Bancorp.                                                                      1              59
                                                                                                  7,909
Commercial Services - 0.2%
  Alliance Data Systems Corp. (b)                                                     1              21
  MoneyGram International Inc.                                                        1              19
                                                                                                     40
Computers - 0.1%
  BISYS Group Inc. (b)                                                                1              21


Diversified Financial Services - 31.5%
  A.G. Edwards Inc.                                                                   1              30
  Affiliated Managers Group Inc. (b)                                                  2              87
  American Express Co.                                                               12             611
  AmeriCredit Corp. (b)                                                               2              35
  Ameritrade Holding Corp. (b)                                                        3              37
  Bear Stearns Cos. Inc. (c)                                                          1             105
  Capital One Financial Corp.                                                         2             183
  CapitalSource Inc. (b)                                                              1              17
  Charles Schwab Corp.                                                               11             105
  Chicago Mercantile Exchange Holding Inc.                                            -              45
  CIT Group Inc.                                                                      2              86
  Citigroup Inc.                                                                     28           1,227
  Countrywide Financial Corp.                                                         6             226
  Doral Financial Corp. (c)                                                           1              39
  E*TRADE Group Inc. (b)                                                              4              43
  Eaton Vance Corp. (c)                                                               1              26
  Fannie Mae                                                                         10             613
  Federated Investors Inc.                                                            1              28
  Franklin Resources Inc.                                                             1              79
  Freddie Mac                                                                         8             506
  Friedman Billings Ramsey Group Inc. (c)                                             2              29
  Goldman Sachs Group Inc.                                                            5             429
  IndyMac Bancorp. Inc. (c)                                                           1              24
  Investment Technology Group Inc. (b)                                                1               8
  Janus Capital Group Inc.                                                            3              36
  Jefferies Group Inc.                                                                1              20
  JPMorgan Chase & Co.                                                               32           1,254
  Knight Trading Group Inc. (b) (c)                                                   1              13
  LaBranche & Co. Inc. (b) (c)                                                        -               4
  Legg Mason Inc.                                                                     1              55
  Lehman Brothers Holdings Inc.                                                       4             315
  MBNA Corp.                                                                         13             322
  Merrill Lynch & Co. Inc.                                                            9             468
  Morgan Stanley                                                                     11             521
  Piper Jaffray Cos. (b)                                                              -              10
  Providian Financial Corp. (b)                                                       3              46
  Raymond James Financial Inc.                                                        1              16
  SLM Corp.                                                                           5             207
  SWS Group Inc.                                                                      -               5
  T. Rowe Price Group Inc.                                                            1              66
  Waddell & Reed Financial Inc. - Class A                                             1              20
  WP Stewart & Co. Ltd. (c)                                                           -               6
                                                                                                  8,002
Forest Products & Paper - 0.4%
  Plum Creek Timber Co. Inc.                                                          2              67
  Rayonier Inc.                                                                       1              25
                                                                                                     92
Holding Companies - Diversified - 0.1%
  Leucadia National Corp. (c)                                                         1              35


Insurance - 22.5%
  ACE Ltd.                                                                            3             115
  AFLAC Inc.                                                                          6             216
  Allmerica Financial Corp. (b)                                                       1              18
  Allstate Corp.                                                                      8             376
  AMBAC Financial Group Inc. (c)                                                      1              89
  American Financial Group Inc.                                                       -              12
  American International Group Inc.                                                  18           1,227
  American National Insurance Co.                                                     1             123
  AmerUs Group Co. (c)                                                                -              18
  AON Corp.                                                                           3              76
  Arthur J. Gallagher & Co.                                                           1              33
  Assurant Inc.                                                                       1              29
  Axis Capital Holdings Ltd.                                                          1              33
  Brown & Brown Inc. (c)                                                              1              26
  Chubb Corp. (c)                                                                     3             225
  Cincinnati Financial Corp.                                                          2              67
  CNA Financial Corp. (b)                                                             -              11
  Commerce Group Inc.                                                                 -              17
  Conseco Inc. (b)                                                                    2              27
  Delphi Financial Group Inc. - Class A                                               -              12
  Endurance Specialty Holdings Ltd.                                                   1              17
  Erie Indemnity Co. - Class A                                                        -              18
  Everest Re Group Ltd.                                                               1              43
  Fidelity National Financial Inc.                                                    2              66
  First American Corp.                                                                1              26
  Hartford Financial Services Group Inc.                                              3             199
  HCC Insurance Holdings Inc.                                                         1              20
  Hilb Rogal & Hamilton Co. (c)                                                       -              13
  Horace Mann Educators Corp.                                                         1              10
  IPC Holdings Ltd.                                                                   -              16
  Jefferson-Pilot Corp.                                                               2              85
  Lincoln National Corp.                                                              2              83
  Loews Corp.                                                                         1              74
  Markel Corp. (b)                                                                    -              29
  Marsh & McLennan Cos. Inc.                                                          6             276
  MBIA Inc.                                                                           1              86
  Mercury General Corp. (c)                                                           -              17
  MetLife Inc.                                                                        4             165
  MGIC Investment Corp.                                                               1              69
  Montpelier Re Holdings Ltd.                                                         1              19
  Nationwide Financial Services Inc. - Class A                                        1              22
  Ohio Casualty Corp. (b)                                                             1              15
  Old Republic International Corp.                                                    2              44
  PartnerRe Ltd.                                                                      1              30
  Philadelphia Consolidated Holding Co. (b)                                           -              14
  Phoenix Cos. Inc.                                                                   1              13
  Platinum Underwriters Holdings Ltd.                                                 -              10
  PMI Group Inc.                                                                      1              42
  Presidential Life Corp.                                                             -               7
  Principal Financial Group                                                           3             120
  Progressive Corp.                                                                   2             165
  Protective Life Corp.                                                               1              26
  Prudential Financial Inc.                                                           6             296
  Radian Group Inc.                                                                   1              46
  Reinsurance Group of America                                                        -              17
  RenaissanceRe Holdings Ltd.                                                         1              37
  Safeco Corp. (c)                                                                    1              68
  Selective Insurance Group                                                           -              12
  St. Paul Cos. Inc.                                                                  8             252
  Stancorp Financial Group Inc.                                                       -              25
  Torchmark Corp.                                                                     1              60
  Transatlantic Holdings Inc.                                                         -              19
  Unitrin Inc.                                                                        -              20
  UnumProvident Corp.                                                                 3              44
  W.R. Berkley Corp.                                                                  1              33
  White Mountains Insurance Group Ltd.                                                -              35
  Willis Group Holdings Ltd.                                                          2              58
  XL Capital Ltd.                                                                     1             109
                                                                                                  5,720
Internet - 0.0%
  NetBank Inc.                                                                        1               6


Real Estate - 9.4%
  Alexandria Real Estate Equities Inc.                                                -              16
  AMB Property Corp.                                                                  1              32
  American Financial Realty Trust                                                     1              18
  Annaly Mortgage Management Inc. (c)                                                 1              22
  Apartment Investment & Management Co.                                               1              34
  Archstone-Smith Trust                                                               2              65
  Arden Realty Inc.                                                                   1              23
  AvalonBay Communities Inc.                                                          1              45
  Boston Properties Inc.                                                              1              60
  Brandywine Realty Trust                                                             1              18
  BRE Properties - Class A                                                            1              21
  Camden Property Trust                                                               -              18
  Capital Automotive REIT                                                             -              14
  CarrAmerica Realty Corp.                                                            1              20
  Catellus Development Corp.                                                          1              25
  CBL & Associates Properties Inc.                                                    -              22
  Centerpoint Properties Corp.                                                        1              24
  Chelsea Property Group Inc.                                                         -              31
  Colonial Properties Trust                                                           -              12
  Cousins Properties Inc.                                                             -              15
  Crescent Real Estate Equities Co.                                                   1              20
  CRT Properties Inc.                                                                 -               9
  Developers Diversified Realty Corp.                                                 1              42
  Duke Realty Corp.                                                                   2              53
  Equity Inns Inc.                                                                    1               6
  Equity Office Properties Trust                                                      4             110
  Equity Residential                                                                  3              87
  Essex Property Trust Inc.                                                           -              26
  Federal Realty Investment Trust                                                     1              26
  FelCor Lodging Trust Inc. (b)                                                       1               7
  First Industrial Realty Trust Inc.                                                  -              16
  Gables Residential Trust                                                            -              11
  General Growth Properties Inc.                                                      2              70
  Glenborough Realty Trust Inc.                                                       -              10
  Health Care Property Investors Inc. (c)                                             1              35
  Health Care REIT Inc.                                                               1              21
  Healthcare Realty Trust Inc.                                                        1              26
  Highwoods Properties Inc.                                                           1              16
  Home Properties of NY Inc.                                                          -              13
  Hospitality Properties Trust (c)                                                    1              28
  Host Marriott Corp. (b)                                                             4              51
  HRPT Properties Trust                                                               2              22
  IMPAC Mortgage Holdings Inc.                                                        1              19
  iStar Financial Inc.                                                                1              46
  Kilroy Realty Corp.                                                                 -              13
  Kimco Realty Corp.                                                                  1              50
  Liberty Property Trust                                                              1              37
  LNR Property Corp.                                                                  -              17
  Macerich Co.                                                                        1              35
  Mack-Cali Realty Corp.                                                              1              29
  Manufactured Home Communities Inc.                                                  -               9
  Meristar Hospitality Corp. (b)                                                      2               9
  Mills Corp.                                                                         1              31
  Nationwide Health Properties Inc.                                                   1              15
  New Century Financial Corp. (b)                                                     -              24
  New Plan Excel Realty Trust                                                         1              28
  Novastar Financial Inc. (c)                                                         -              13
  Pan Pacific Retail Properties Inc.                                                  -              24
  Pennsylvania Real Estate Investment Trust                                           -              15
  Post Properties Inc.                                                                1              15
  Prentiss Properties Trust                                                           -              17
  ProLogis                                                                            2              68
  Public Storage Inc.                                                                 1              46
  Realty Income Corp. (c)                                                             -              21
  Reckson Associates Realty Corp.                                                     1              26
  Redwood Trust Inc. (c)                                                              -              15
  Regency Centers Corp.                                                               1              33
  Rouse Co.                                                                           1              62
  Shurgard Storage Centers Inc. - Class A                                             -              19
  Simon Property Group Inc.                                                           2             113
  SL Green Realty Corp.                                                               -              23
  Taubman Centers Inc.                                                                1              15
  The St Joe Co.                                                                      1              31
  Thornburg Mortgage Inc. (c)                                                         1              28
  Trizec Properties Inc.                                                              1              17
  United Dominion Realty Trust Inc.                                                   1              27
  Ventas Inc.                                                                         1              25
  Vornado Realty Trust                                                                1              77
  Washington Real Estate Investment Trust                                             1              16
  Weingarten Realty Investors                                                         1              28
                                                                                                  2,376
Savings & Loans - 4.0%
  Anchor Bancorp. Inc.                                                                -               7
  Astoria Financial Corp.                                                             1              26
  Commercial Federal Corp.                                                            -              13
  Dime Community Bancshares Inc.                                                      -               8
  Downey Financial Corp.                                                              -              15
  First Niagara Financial Group Inc.                                                  1              15
  FirstFed Financial Corp. (b)                                                        -              12
  Golden West Financial Corp.                                                         2             173
  Greenpoint Financial Corp.                                                          1              55
  Harbor Florida Bancshares Inc.                                                      -               9
  Hudson City Bancorp. Inc.                                                           1              26
  Independence Community Bank Corp.                                                   1              33
  MAF Bancorp. Inc.                                                                   -              16
  New York Community Bancorp. Inc. (c)                                                2              50
  OceanFirst Financial Corp.                                                          -               5
  People's Bank                                                                       1              36
  PFF Bancorp. Inc.                                                                   -               8
  Provident Financial Services Inc.                                                   1              17
  Sovereign Bancorp. Inc.                                                             4              79
  Washington Federal Inc.                                                             1              21
  Washington Mutual Inc.                                                             10             398
                                                                                                  1,022
Software - 0.2%
  Safeguard Scientifics Inc. (b)                                                      3               5
  SEI Investments Co.                                                                 1              25
  Total System Services Inc.                                                          -              11
                                                                                                     41
  Total Common Stocks (cost $24,482)                                                             25,264
Short Term Investments - 1.0%
Money Market Funds - 1.0%
  Dreyfus Cash Management Plus, 1.50% (a)(d)                                        253             253

  Total Short Term Investments (cost $253)                                                          253
Total Investments - 100.6% (cost $24,735)                                                        25,517

Other Assets and Liabilities, Net -  (0.6%)                                                       (149)

Total Net Assets - 100%                                                                         $25,368

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
Common Stocks - 98.5%
Aerospace & Defense - 8.1%
  BAE Systems Plc                                                                 6,031         $24,527
Auto Parts & Equipment - 4.9%
  GKN Plc                                                                         3,838          14,915


Commercial Services - 7.0%
  COSCO Pacific Ltd.                                                             12,684          21,145


Diversified Financial Services - 6.7%
  JPMorgan Chase & Co.                                                              508          20,166


Engineering & Construction - 6.8%
  Cheung Kong Infrastructure Holdings Ltd.                                        7,957          20,560


Entertainment - 7.9%
  EMI Group Plc                                                                   5,987          23,917


Food - 7.4%
  Tate & Lyle Plc                                                                 3,194          22,309


Holding Companies - Diversified - 5.9%
  Citic Pacific Ltd.                                                              6,922          17,798


Manufacturing - 6.5%
  General Electric Capital Corp.                                                    587          19,727


Oil & Gas Producers - 7.1%
  Exxon Mobil Corp.                                                                 446          21,564


Real Estate - 6.6%
  Hang Lung Properties Ltd.                                                      13,585          20,034


Telecommunications - 10.0%
  AT&T Corp. (c)                                                                    863          12,362
  SBC Communications Inc.                                                           685          17,785
                                                                                                 30,147
Transportation - 13.6%
  MTR Corp.                                                                      13,848          20,866
  Peninsular and Oriental Steam Navigation Co.                                    4,278          20,361
                                                                                                 41,227
  Total Common Stocks (cost $268,040)                                                           298,036
Short Term Investments - 1.6%
Money Market Funds - 1.6%
  Dreyfus Cash Management Plus, 1.50% (a) (d)                                     4,854           4,854

  Total Short Term Investments (cost $4,854)                                                      4,854
Total Investments - 100.1% (cost $272,894)                                                      302,890

Other Assets and Liabilities, Net -  (0.1%)                                                       (282)

Total Net Assets - 100%                                                                        $302,608

JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND
Common Stocks - 99.7%
Agriculture - 0.7%
  Delta & Pine Land Co.                                                               1             $31
  Monsanto Co.                                                                        8             281
                                                                                                    312
Biotechnology - 11.4%
  Affymetrix Inc. (b) (c)                                                             2              53
  Alexion Pharmaceuticals Inc. (b)                                                    1              14
  Amgen Inc. (b)                                                                     37           2,082
  Applera Corp. - Celera Genomics Group (b)                                           2              25
  Biogen Idec Inc. (b)                                                               10             600
  Bio-Rad Laboratories Inc. - Class A (b)                                             -              25
  Celgene Corp. (b) (c)                                                               2             137
  Cell Genesys Inc. (b)                                                               1              13
  Charles River Laboratories International Inc. (b)                                   1              62
  Chiron Corp. (b)                                                                    3             140
  CuraGen Corp. (b) (c)                                                               1               7
  Enzo Biochem Inc. (b)                                                               1              11
  Enzon Pharmaceuticals Inc. (b)                                                      1              19
  Gene Logic Inc. (b)                                                                 -               2
  Genentech Inc. (b)                                                                 14             710
  Genzyme Corp. (b)                                                                   7             360
  Human Genome Sciences Inc. (b)                                                      4              40
  ICOS Corp (b) (c)                                                                   2              42
  Immunomedics Inc. (b)                                                               1               3
  Incyte Corp. (b)                                                                    2              22
  InterMune Inc. (b)                                                                  1               8
  Invitrogen Corp. (b)                                                                2              85
  Lexicon Genetics Inc. (b)                                                           1               7
  Martek Biosciences Corp. (b)                                                        1              42
  Maxygen Inc. (b)                                                                    1               7
  Medimmune Inc. (b)                                                                  7             170
  Millennium Pharmaceuticals Inc. (b)                                                 9             120
  Myriad Genetics Inc. (b)                                                            1              14
  Nektar Therapeutics (b)                                                             2              36
  Praecis Pharmaceuticals Inc. (b)                                                    1               3
  Protein Design Labs Inc. (b) (c)                                                    3              54
  Regeneron Pharmaceuticals Inc. (b)                                                  1               9
  Savient Pharmaceuticals Inc. (b)                                                    2               6
  Telik Inc. (b)                                                                      1              26
  Transkaryotic Therapies Inc. (b)                                                    1              15
  Vertex Pharmaceuticals Inc. (b)                                                     2              25
  XOMA Ltd (b)                                                                        2               4
                                                                                                  4,998
Commercial Services - 0.3%
  Albany Molecular Research Inc. (b)                                                  1               6
  First Health Group Corp. (b)                                                        3              42
  Parexel International Corp. (b)                                                     1              13
  Pharmaceutical Product Development Inc. (b)                                         1              50
                                                                                                    111
Electronics - 0.7%
  Applera Corp. - Applied Biosystems Group                                            6             111
  Fisher Scientific International (b)                                                 3             193
  Molecular Devices Corp. (b)                                                         -               9
                                                                                                    313
Healthcare - 40.3%
  Advanced Medical Optics Inc. (b)                                                    1              41
  Aetna Inc.                                                                          4             444
  Alcon Inc.                                                                          2             181
  AMERIGROUP Corp. (b)                                                                1              42
  Anthem Inc. (b)                                                                     4             354
  Apria Healthcare Group Inc. (b)                                                     1              39
  Arthrocare Corp. (b)                                                                1              19
  Bausch & Lomb Inc.                                                                  2             101
  Baxter International Inc.                                                          18             573
  Beckman Coulter Inc.                                                                2             100
  Becton Dickinson & Co.                                                              7             354
  Beverly Enterprises Inc. (b)                                                        3              24
  Biomet Inc.                                                                         7             322
  Biosite Inc. (b) (c)                                                                -              22
  Boston Scientific Corp. (b)                                                        17             695
  C.R. Bard Inc.                                                                      3             169
  Community Health Systems Inc. (b)                                                   2              60
  Cooper Cos. Inc.                                                                    1              64
  Covance Inc. (b)                                                                    2              72
  Coventry Health Care Inc. (b)                                                       2             115
  Cyberonics Inc. (b)                                                                 1              10
  Cytyc Corp. (b)                                                                     3              79
  Dade Behring Holdings Inc. (b)                                                      1              70
  Datascope Corp.                                                                     -              14
  DaVita Inc. (b)                                                                     3              89
  Dentsply International Inc.                                                         2             108
  Diagnostic Products Corp.                                                           1              28
  Edwards Lifesciences Corp. (b)                                                      2              56
  Gen-Probe Inc. (b)                                                                  1              58
  Guidant Corp.                                                                       9             602
  Haemonetics Corp. (b)                                                               1              25
  HCA Inc.                                                                           13             510
  Health Management Associates Inc. (c)                                               7             145
  Health Net Inc. (b)                                                                 3              79
  Hillenbrand Industries Inc.                                                         2              86
  Humana Inc. (b)                                                                     5              91
  Idexx Laboratories Inc. (b)                                                         1              51
  Inamed Corp. (b)                                                                    1              48
  Invacare Corp.                                                                      1              41
  Johnson & Johnson                                                                  86           4,845
  Laboratory Corp. of America Holdings (b)                                            4             179
  LifePoint Hospitals Inc. (b)                                                        1              30
  Lincare Holdings Inc. (b)                                                           3              85
  Manor Care Inc.                                                                     3              77
  Medtronic Inc.                                                                     35           1,819
  Mentor Corp.                                                                        1              36
  Odyssey HealthCare Inc. (b) (c)                                                     1              18
  Orthodontic Centers of America Inc. (b) (c)                                         1               5
  Pacificare Health Systems Inc. (b)                                                  3              92
  Patterson Cos. Inc. (b)                                                             2             129
  Pediatrix Medical Group Inc. (b)                                                    1              37
  PolyMedica Corp.                                                                    1              25
  Province Healthcare Co. (b)                                                         1              27
  Quest Diagnostics Inc.                                                              2             204
  Renal Care Group Inc. (b)                                                           2              63
  ResMed Inc. (b)                                                                     1              45
  Respironics Inc. (b)                                                                1              59
  Select Medical Corp.                                                                3              41
  St. Jude Medical Inc. (b)                                                           5             387
  Steris Corp. (b)                                                                    2              43
  Stryker Corp.                                                                       8             387
  Sunrise Senior Living Inc. (b)                                                      -              17
  Sybron Dental Specialties Inc. (b)                                                  1              34
  Techne Corp. (b)                                                                    1              43
  Tenet Healthcare Corp. (b)                                                         14             146
  Triad Hospitals Inc. (b)                                                            2              75
  UnitedHealth Group Inc.                                                            19           1,415
  Universal Health Services Inc.                                                      2              68
  Varian Medical Systems Inc. (b)                                                     4             136
  Viasys Healthcare Inc. (b)                                                          1              14
  VISX Inc. (b)                                                                       1              29
  WellPoint Health Networks Inc. (b)                                                  5             478
  Zimmer Holdings Inc. (b)                                                            7             559
                                                                                                 17,628
Insurance - 0.6%
  Cigna Corp.                                                                         4             279


Pharmaceuticals - 45.7%
  Abbott Laboratories                                                                45           1,917
  Abgenix Inc. (b)                                                                    2              24
  Accredo Health Inc. (b)                                                             1              32
  Alkermes Inc. (b)                                                                   3              31
  Allergan Inc.                                                                       4             281
  Alpharma Inc.                                                                       1              22
  American Pharmaceutical Partners Inc. (b) (c)                                       1              32
  Amylin Pharmaceuticals Inc. (b) (c)                                                 2              47
  Andrx Corp. (b) (c)                                                                 2              48
  Barr Laboratories Inc. (b)                                                          3             107
  Bristol-Myers Squibb Co. (c)                                                       56           1,334
  Caremark Rx Inc. (b)                                                               14             433
  Cell Therapeutics Inc. (b)                                                          2              12
  Cephalon Inc. (b) (c)                                                               2              78
  Cubist Pharmaceuticals Inc. (b)                                                     1              13
  CV Therapeutics Inc. (b)                                                            1              11
  Eli Lilly & Co.                                                                    28           1,680
  Express Scripts Inc. - Class A (b)                                                  2             119
  Forest Laboratories Inc. (b)                                                       11             483
  Gilead Sciences Inc. (b)                                                           12             467
  Hospira Inc. (b)                                                                    5             139
  ImClone Systems Inc. (b)                                                            2             101
  Impax Laboratories Inc. (b)                                                         1              20
  IVAX Corp. (b)                                                                      6             117
  King Pharmaceuticals Inc. (b)                                                       7              84
  Ligand Pharmaceuticals Inc. - Class B (b) (c)                                       2              21
  Medarex Inc. (b)                                                                    3              19
  Medco Health Solutions Inc. (b)                                                     8             242
  Medicines Co. (b)                                                                   1              30
  Medicis Pharmaceutical Corp. - Class A                                              2              64
  Merck & Co. Inc.                                                                   64           2,122
  MGI Pharma Inc. (b)                                                                 2              53
  Mylan Laboratories Inc.                                                             8             140
  Nabi Biopharmaceuticals (b)                                                         2              23
  Neurocrine Biosciences Inc. (b)                                                     1              51
  Noven Pharmaceuticals Inc. (b)                                                      1              14
  NPS Pharmaceuticals Inc. (b)                                                        1              23
  Omnicare Inc.                                                                       3              85
  Onyx Pharmaceuticals Inc. (b)                                                       1              43
  OSI Pharmaceuticals Inc. (b)                                                        1              69
  Par Pharmaceutical Cos. Inc. (b)                                                    1              35
  Perrigo Co.                                                                         2              37
  Pfizer Inc.                                                                       219           6,693
  Schering-Plough Corp.                                                              43             813
  Sepracor Inc. (b) (c)                                                               3             123
  Taro Pharmaceuticals Industries Ltd. (b)                                            1              17
  Trimeris Inc. (b)                                                                   1               8
  United Therapeutics Corp. (b)                                                       1              23
  Valeant Pharmaceuticals International (c)                                           2              60
  Vicuron Pharmaceuticals Inc. (b)                                                    2              23
  Watson Pharmaceuticals Inc. (b)                                                     3              94
  Wyeth                                                                              39           1,445
                                                                                                 20,003
  Total Common Stocks (cost $44,716)                                                             43,644
Short Term Investments - 0.9%
Money Market Funds - 0.9%
  Dreyfus Cash Management Plus, 1.50% (a) (d)                                       395             395

  Total Short Term Investments (cost $395)                                                          395
Total Investments - 100.6% (cost $45,111)                                                        44,039

Other Assets and Liabilities, Net -  (0.6%)                                                       (279)

Total Net Assets - 100%                                                                         $43,760

JNL/MELLON CAPITAL MANAGEMENT 25 FUND
Common Stocks - 99.3%
Aerospace & Defense - 4.4%
  Raytheon Co.                                                                      382         $14,503


Apparel - 4.0%
  V.F. Corp.                                                                        268          13,243


Auto Manufacturers - 3.0%
  Ford Motor Co. (c)                                                                709           9,962


Chemicals - 4.4%
  Ashland Inc.                                                                      260          14,554


Computers - 2.8%
  Electronic Data Systems Corp.                                                     476           9,236


Electrical Components & Equipment - 3.4%
  Emerson Electric Co.                                                              180          11,163


Food - 10.9%
  Campbell Soup Co. (c)                                                             427          11,223
  General Mills Inc.                                                                253          11,373
  Kellogg Co.                                                                       308          13,146
                                                                                                 35,742
Forest Products & Paper - 7.6%
  Rayonier Inc. (c)                                                                 281          12,726
  Weyerhaeuser Co.                                                                  182          12,116
                                                                                                 24,842
Healthcare - 4.9%
  Mentor Corp.                                                                      478          16,087


Home Furnishings - 9.8%
  Leggett & Platt Inc.                                                              530          14,900
  Maytag Corp.                                                                      411           7,551
  Whirlpool Corp.                                                                   160           9,624
                                                                                                 32,075
Household Products - 4.1%
  Avery Dennison Corp.                                                              204          13,410


Lodging - 13.9%
  Harrah's Entertainment Inc. (c)                                                   232          12,311
  Mandalay Resort Group                                                             255          17,474
  Starwood Hotels & Resorts Worldwide Inc.                                          327          15,161
                                                                                                 44,946
Machinery - 5.3%
  Cummins Inc.                                                                      234          17,274


Manufacturing - 7.3%
  Cooper Industries Ltd. - Class A                                                  198          11,688
  Harsco Corp.                                                                      268          12,036
                                                                                                 23,724
Metal Fabrication & Hardware - 4.3%
  Timken Co.                                                                        571          14,057


Oil & Gas Producers - 9.2%
  ConocoPhillips                                                                    179          14,796
  Occidental Petroleum Corp.                                                        271          15,170
                                                                                                 29,965
  Total Common Stocks (cost $290,426)                                                           324,783
Short Term Investments - 1.5%
Money Market Funds - 1.5%
  Dreyfus Cash Management Plus, 1.50% (a) (d)                                     4,823           4,823

  Total Short Term Investments (cost $4,823)                                                      4,823
Total Investments - 100.7% (cost $295,249)                                                      329,607

Other Assets and Liabilities, Net -  (0.7%)                                                     (2,446)

Total Net Assets - 100%                                                                        $327,160

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
Common Stocks - 99.8%
Auto Parts & Equipment - 4.1%
  Keystone Automotive Industries Inc. (b)                                           195          $4,298
  Tenneco Automotive Inc. (b)                                                       531           6,956
                                                                                                 11,254
Banks - 2.7%
  Columbia Banking Systems Inc.                                                     183           4,355
  Mercantile Bank Corp.                                                              89           3,114
                                                                                                  7,469
Biotechnology - 6.8%
  Integra LifeSciences Holdings Corp. (b)                                           349          11,215
  Serologicals Corp. (b) (c)                                                        321           7,483
                                                                                                 18,698
Chemicals - 3.5%
  Symyx Technologies Inc. (b)                                                       409           9,640


Entertainment - 2.7%
  Isle of Capri Casinos Inc. (b)                                                    384           7,437


Healthcare - 18.0%
  Cyberonics Inc. (b) (c)                                                           298           6,101
  Medical Action Industries Inc. (b)                                                127           2,116
  PolyMedica Corp.                                                                  330          10,156
  Province Healthcare Co. (b)                                                       634          13,260
  Thoratec Corp. (b)                                                                724           6,966
  Ventana Medical Systems Inc. (b)                                                  216          10,875
                                                                                                 49,474
Household Products - 4.6%
  Jarden Corp. (b) (c)                                                              348          12,695


Insurance - 3.3%
  Universal American Financial Corp. (b)                                            702           9,074


Internet - 0.9%
  Net2Phone Inc. (b) (c)                                                            771           2,483


Lodging - 3.8%
  Ameristar Casinos Inc.                                                            345          10,428


Manufacturing - 1.0%
  Applied Films Corp. (b)                                                           146           2,637


Mining - 1.9%
  RTI International Metals Inc. (b)                                                 271           5,251


Office & Business Equipment - 3.2%
  Global Imaging Systems Inc. (b) (c)                                               281           8,724


Oil & Gas Producers - 7.6%
  Range Resources Corp. (c)                                                         708          12,387
  Swift Energy Co. (b)                                                              357           8,555
                                                                                                 20,942
Oil & Gas Services - 3.2%
  Tetra Technologies Inc. (b)                                                       285           8,850


Packaging & Containers - 4.0%
  Silgan Holdings Inc.                                                              237          10,980


Pharmaceuticals - 3.2%
  Bentley Pharmaceuticals Inc. (b)                                                  241           2,555
  Noven Pharmaceuticals Inc. (b)                                                    293           6,106
                                                                                                  8,661
Real Estate - 2.9%
  Saxon Capital Inc. (b)                                                            372           8,006


Retail - 12.0%
  Bombay Co. Inc. (b)                                                               459           3,368
  CSK Auto Corp. (b)                                                                602           8,021
  Jos. A. Banks Clothiers Inc. (b) (c)                                              171           4,733
  PC Connection Inc. (b)                                                            311           2,135
  School Specialty Inc. (b)                                                         245           9,663
  World Fuel Services Corp.                                                         140           5,019
                                                                                                 32,939
Savings & Loans - 1.7%
  Flushing Financial Corp.                                                          249           4,731


Software - 3.5%
  JDA Software Group Inc. (b)                                                       370           4,006
  Per-Se Technologies Inc. (b)                                                      406           5,566
                                                                                                  9,572
Telecommunications Equipment - 3.3%
  Aeroflex Inc. (b)                                                                 860           9,086


Transportation - 1.7%
  RailAmerica Inc. (b)                                                              416           4,591

  Total Common Stocks (cost $272,751)                                                           273,622
Short Term Investments - 1.5%
Money Market Funds - 1.5%
  Dreyfus Cash Management Plus, 1.50% (a) (d)                                     3,998           3,998

  Total Short Term Investments (cost $3,998)                                                      3,998
Total Investments - 101.3% (cost $276,749)                                                      277,620

Other Assets and Liabilities, Net -  (1.3%)                                                     (3,490)

Total Net Assets - 100%                                                                        $274,131

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
Common Stocks - 99.5%
Commercial Services - 0.1%
  BearingPoint Inc. (b)                                                               3             $24


Computers - 26.3%
  Advanced Digital Information Corp. (b)                                              1              10
  Affiliated Computer Services Inc. - Class A (b) (c)                                 2             112
  Apple Computer Inc. (b)                                                             6             242
  Brocade Communications Systems Inc. (b)                                             4              24
  CACI International Inc. - Class A (b)                                               1              27
  Cadence Design Systems Inc. (b) (c)                                                 4              58
  Ciber Inc. (b) (c)                                                                  1               7
  Cognizant Technology Solutions Corp. (b)                                            2              65
  Computer Sciences Corp. (b)                                                         3             145
  Dell Inc. (b)                                                                      37           1,310
  DST Systems Inc. (b) (c)                                                            1              49
  Echelon Corp. (b)                                                                   1               5
  Electronic Data Systems Corp.                                                       8             162
  Electronics for Imaging Inc. (b)                                                    1              14
  EMC Corp. (b)                                                                      40             461
  Gateway Inc. (b)                                                                    4              19
  Hewlett-Packard Co.                                                                45             850
  Hutchinson Technology Inc. (b) (c)                                                  -              11
  Imation Corp.                                                                       1              21
  InFocus Corp. (b)                                                                   1               7
  Intergraph Corp. (b)                                                                1              17
  International Business Machines Corp.                                              28           2,444
  Iomega Corp. (b)                                                                    1               5
  Jack Henry & Associates Inc.                                                        1              23
  Kronos Inc. (b)                                                                     1              24
  Lexmark International Inc. (b)                                                      2             179
  Maxtor Corp. (b)                                                                    4              22
  McData Corp. (b)                                                                    1               6
  McDATA Corp. (b)                                                                    -               1
  Mentor Graphics Corp. (b)                                                           1              12
  Mercury Computer Systems Inc. (b)                                                   -               9
  Micros Systems Inc. (b)                                                             -              16
  M-Systems Flash Disk Pioneers Ltd. (b) (c)                                          -               8
  NCR Corp. (b)                                                                       2              76
  Network Appliance Inc. (b)                                                          6             135
  PalmOne Inc. (b) (c)                                                                1              21
  Perot Systems Corp. (b)                                                             1              21
  Quantum Corp. (b)                                                                   3               6
  RadiSys Corp. (b)                                                                   -               6
  Reynolds & Reynolds Co.                                                             1              26
  Sandisk Corp. (b) (c)                                                               3              78
  Seagate Technology (b) (c)                                                          3              35
  Silicon Graphics Inc. (b) (c)                                                       5               7
  Silicon Storage Technology Inc. (b)                                                 2              10
  Storage Technology Corp. (b)                                                        2              48
  Sun Microsystems Inc. (b)                                                          55             224
  SunGard Data Systems Inc. (b)                                                       5             115
  Synopsys Inc. (b)                                                                   3              40
  Unisys Corp. (b)                                                                    5              56
  Western Digital Corp. (b)                                                           3              29
                                                                                                  7,298
Electrical Components & Equipment - 0.1%
  Belden CDT Inc.                                                                     1              16
  General Cable Corp. (b) (c)                                                         1               8
                                                                                                     24
Electronics - 0.2%
  Cymer Inc. (b)                                                                      1              17
  Trimble Navigation Ltd. (b) (c)                                                     1              28
                                                                                                     45
Entertainment - 0.1%
  Macrovision Corp. (b)                                                               1              20


Internet - 5.6%
  Agile Software Corp. (b)                                                            1               6
  Akamai Technologies Inc. (b)                                                        2              28
  Ariba Inc. (b)                                                                      1              10
  Ask Jeeves Inc. (b)                                                                 1              29
  Avocent Corp. (b)                                                                   1              21
  Check Point Software Technologies Ltd. (b)                                          3              51
  CNET Networks Inc. (b)                                                              2              20
  Digital River Inc. (b)                                                              1              16
  E.piphany Inc. (b)                                                                  2               6
  Earthlink Inc. (b)                                                                  2              23
  Entrust Inc. (b)                                                                    1               2
  eResearch Technology Inc. (b) (c)                                                   1              10
  F5 Networks Inc. (b)                                                                1              15
  Google Inc. (b) (c)                                                                 -              48
  Internet Security Systems Inc. (b)                                                  1              12
  Interwoven Inc. (b)                                                                 1               5
  Keynote Systems Inc. (b)                                                            -               3
  Macromedia Inc. (b)                                                                 1              22
  Matrixone Inc. (b)                                                                  1               5
  McAfee Inc. (b)                                                                     3              54
  Openwave Systems Inc. (b)                                                           1               9
  PC-Tel Inc. (b)                                                                     -               2
  RealNetworks Inc. (b)                                                               2               9
  RSA Security Inc. (b) (c)                                                           1              21
  S1 Corp. (b)                                                                        1               9
  SonicWALL Inc. (b)                                                                  1               8
  Symantec Corp. (b) (c)                                                              5             287
  TIBCO Software Inc. (b)                                                             3              24
  United Online Inc. (b)                                                              1               8
  VeriSign Inc. (b)                                                                   4              85
  Verity Inc. (b)                                                                     1               8
  Vignette Corp. (b)                                                                  4               5
  WatchGuard Technologies Inc. (b)                                                    -               2
  WebMD Corp. (b) (c)                                                                 5              36
  WebMethods Inc. (b)                                                                 1               6
  Yahoo! Inc. (b) (c)                                                                19             646
                                                                                                  1,551
Machinery - 0.3%
  Zebra Technologies Corp. (b)                                                        1              71


Office & Business Equipment - 1.4%
  IKON Office Solutions Inc. (c)                                                      2              24
  Imagistics International Inc. (b)                                                   -              10
  Pitney Bowes Inc.                                                                   4             171
  Xerox Corp. (b) (c)                                                                14             195
                                                                                                    400
Pharmaceuticals - 0.0%
  Accelrys Inc. (b)                                                                   -               2


Semiconductors - 20.8%
  Actel Corp. (b)                                                                     -               6
  Advanced Micro Devices Inc. (b) (c)                                                 6              75
  Agere Systems Inc. (b)                                                             13              14
  Agere Systems Inc. - Class B (b)                                                   14              15
  Altera Corp. (b)                                                                    6             122
  Amkor Technology Inc. (b) (c)                                                       1               5
  Analog Devices Inc.                                                                 6             241
  Applied Materials Inc. (b)                                                         28             463
  Applied Micro Circuits Corp. (b)                                                    5              16
  Asyst Technologies Inc. (b)                                                         1               4
  Atmel Corp. (b) (c)                                                                 7              27
  ATMI Inc. (b) (c)                                                                   1              12
  Axcelis Technologies Inc. (b)                                                       2              14
  Broadcom Corp. (b)                                                                  4             118
  Brooks Automation Inc. (b)                                                          1              10
  Cirrus Logic Inc. (b)                                                               1               6
  Cohu Inc.                                                                           -               6
  Conexant Systems Inc. (b)                                                           7              12
  Credence Systems Corp. (b) (c)                                                      2              11
  Cree Inc. (b) (c)                                                                   1              36
  Cypress Semiconductor Corp. (b) (c)                                                 2              18
  DSP Group Inc. (b)                                                                  -               9
  Dupont Photomasks Inc. (b)                                                          -               6
  Emulex Corp. (b)                                                                    1              15
  ESS Technology (b)                                                                  1               4
  Exar Corp. (b)                                                                      1               9
  Fairchild Semiconductor International Inc. - Class A (b)                            2              28
  Integrated Device Technology Inc. (b)                                               2              17
  Intel Corp.                                                                       106           2,130
  International Rectifier Corp. (b)                                                   1              37
  Intersil Corp.                                                                      2              36
  KLA-Tencor Corp. (b)                                                                3             135
  Kopin Corp. (b)                                                                     1               6
  Kulicke & Soffa Industries Inc. (b) (c)                                             1               5
  Lam Research Corp. (b)                                                              2              47
  Lattice Semiconductor Corp. (b) (c)                                                 2               8
  Linear Technology Corp. (c)                                                         5             186
  LSI Logic Corp. (b)                                                                 6              27
  LTX Corp. (b)                                                                       1               6
  Marvell Technology Group Ltd. (b)                                                   3              83
  Maxim Integrated Products Inc.                                                      5             226
  Micrel Inc. (b)                                                                     1              13
  Microchip Technology Inc. (c)                                                       3              92
  Micron Technology Inc. (b) (c)                                                     10             120
  Mindspeed Technologies Inc. (b)                                                     2               3
  Mykrolis Corp. (b)                                                                  1               7
  National Semiconductor Corp. (b)                                                    6              91
  Novellus Systems Inc. (b) (c)                                                       3              67
  Nvidia Corp. (b)                                                                    3              37
  Omnivision Technologies Inc. (b) (c)                                                1              14
  Photronics Inc. (b)                                                                 1               8
  PMC - Sierra Inc. (b)                                                               3              25
  Power Integrations Inc. (b)                                                         1              12
  QLogic Corp. (b)                                                                    2              46
  Rambus Inc. (b)                                                                     2              24
  Semtech Corp. (b)                                                                   1              23
  Silicon Image Inc. (b)                                                              1              16
  Silicon Laboratories Inc. (b)                                                       1              22
  Siliconix Inc. (b)                                                                  -               2
  Skyworks Solutions Inc. (b)                                                         3              25
  Teradyne Inc. (b)                                                                   3              43
  Texas Instruments Inc.                                                             29             610
  Transmeta Corp. (b)                                                                 3               4
  Triquint Semiconductor Inc. (b)                                                     2               7
  Ultratech Inc. (b)                                                                  -               5
  Varian Semiconductor Equipment Associates Inc. (b) (c)                              1              18
  Vitesse Semiconductor Corp. (b)                                                     3              10
  Xilinx Inc.                                                                         6             154
  Zoran Corp. (b)                                                                     1              12
                                                                                                  5,761
Software - 24.9%
  Actuate Corp. (b)                                                                   1               2
  Adobe Systems Inc.                                                                  4             195
  Advent Software Inc. (b)                                                            1               9
  Ascential Software Corp. (b)                                                        1              13
  Autodesk Inc.                                                                       2              91
  BEA Systems Inc. (b)                                                                7              45
  BMC Software Inc. (b)                                                               4              59
  Borland Software Corp. (b)                                                          1              12
  Cerner Corp. (b) (c)                                                                1              22
  Citrix Systems Inc. (b)                                                             3              50
  Computer Associates International Inc.                                              8             204
  Compuware Corp. (b)                                                                 6              30
  Dendrite International Inc. (b)                                                     1              10
  FILENET Corp. (b)                                                                   1              11
  Hyperion Solutions Corp. (b)                                                        1              22
  IDX Systems Corp. (b)                                                               -              10
  Informatica Corp. (b)                                                               1               7
  Inter-Tel Inc.                                                                      -               7
  Intuit Inc. (b)                                                                     3             131
  JDA Software Group Inc. (b)                                                         1               6
  Keane Inc. (b)                                                                      1              13
  Manugistics Group Inc. (b)                                                          1               3
  Mercury Interactive Corp. (b) (c)                                                   2              53
  Micromuse Inc. (b)                                                                  1               5
  Microsoft Corp.                                                                   170           4,691
  MRO Software Inc. (b)                                                               -               2
  NETIQ Corp. (b)                                                                     1               9
  Novell Inc. (b)                                                                     6              39
  Oracle Corp. (b)                                                                   65             737
  Packeteer Inc. (b)                                                                  1               6
  Parametric Technology Corp. (b)                                                     4              22
  PeopleSoft Inc. (b)                                                                 6             110
  Quest Software Inc. (b)                                                             1              10
  Red Hat Inc. (b) (c)                                                                3              35
  Retek Inc. (b)                                                                      1               5
  Serena Software Inc. (b)                                                            1               9
  Siebel Systems Inc. (b)                                                             7              56
  Sybase Inc. (b)                                                                     2              24
  Veritas Software Corp. (b)                                                          7             126
  Wind River Systems Inc. (b)                                                         1              14
                                                                                                  6,905
Telecommunications - 0.2%
  Amdocs Ltd. (b)                                                                     3              59
  Aspect Communications Corp. (b)                                                     1               6
                                                                                                     65
Telecommunications Equipment - 12.5%
  3Com Corp. (b)                                                                      6              27
  Adaptec Inc. (b)                                                                    2              14
  ADC Telecommunications Inc. (b)                                                    13              23
  Adtran Inc.                                                                         1              15
  Advanced Fibre Communications Inc. (b)                                              2              24
  Andrew Corp. (b) (c)                                                                2              30
  Arris Group Inc. (b)                                                                1               5
  Avaya Inc. (b)                                                                      7              95
  Black Box Corp.                                                                     -              12
  C-COR.net Corp. (b)                                                                 1               5
  CIENA Corp. (b)                                                                     9              18
  Cisco Systems Inc. (b)                                                            112           2,026
  CommScope Inc. (b) (c)                                                              1              19
  Computer Network Technology Corp. (b)                                               -               1
  Comverse Technology Inc. (b) (c)                                                    3              57
  Corning Inc. (b)                                                                   23             254
  Extreme Networks Inc. (b)                                                           2               7
  Finisar Corp. (b)                                                                   3               3
  Foundry Networks Inc. (b)                                                           2              20
  Harmonic Inc. (b)                                                                   1               7
  Harris Corp.                                                                        1              60
  JDS Uniphase Corp. (b) (c)                                                         23              79
  Juniper Networks Inc. (b)                                                           8             193
  Lucent Technologies Inc. (b) (c)                                                   71             226
  MRV Communications Inc. (b) (c)                                                     2               5
  Plantronics Inc.                                                                    1              34
  Polycom Inc. (b)                                                                    2              33
  Scientific-Atlanta Inc.                                                             3              65
  Sycamore Networks Inc. (b)                                                          3              12
  Tekelec (b) (c)                                                                     1              17
  Tellabs Inc. (b)                                                                    6              58
  UTStarcom Inc. (b) (c)                                                              2              27
                                                                                                  3,471
Wireless Telecommunications - 7.0%
  American Tower Corp. (b) (c)                                                        4              57
  Crown Castle International Corp. (b)                                                4              56
  InterDigital Communications Corp. (b)                                               1              15
  Motorola Inc.                                                                      39             700
  Powerwave Technologies Inc. (b)                                                     2              11
  Qualcomm Inc.                                                                      27           1,052
  REMEC Inc. (b)                                                                      1               5
  RF Micro Devices Inc. (b)                                                           3              20
  Spectrasite Inc. (b)                                                                1              36
  Stratex Networks Inc. (b)                                                           1               2
                                                                                                  1,954
  Total Common Stocks (cost $30,488)                                                             27,591
Short Term Investments - 1.1%
Money Market Funds - 1.1%
  Dreyfus Cash Management Plus, 1.50% (a) (d)                                       302             302

  Total Short Term Investments (cost $302)                                                          302
Total Investments - 100.6% (cost $30,790)                                                        27,894

Other Assets and Liabilities, Net -  (0.6%)                                                       (161)

Total Net Assets - 100%                                                                         $27,732

JNL/MELLON CAPITAL MANAGEMENT THE DOW(SM) 10 FUND
Common Stocks - 99.2%
Auto Manufacturers - 8.5%
  General Motors Corp. (c)                                                          713         $30,276


Chemicals - 10.1%
  E.I. du Pont de Nemours & Co.                                                     840          35,960


Diversified Financial Services - 21.3%
  Citigroup Inc.                                                                    780          34,427
  JPMorgan Chase & Co.                                                            1,044          41,484
                                                                                                 75,911
Manufacturing - 11.6%
  General Electric Capital Corp.                                                  1,229          41,254


Oil & Gas Producers - 12.8%
  Exxon Mobil Corp.                                                                 941          45,480


Pharmaceuticals - 7.5%
  Merck & Co. Inc.                                                                  813          26,817


Telecommunications - 18.1%
  AT&T Corp.                                                                      1,832          26,236
  SBC Communications Inc.                                                         1,463          37,958
                                                                                                 64,194
Tobacco - 9.3%
  Altria Group Inc.                                                                 700          32,913

  Total Common Stocks (cost $364,026)                                                           352,805
Short Term Investments - 1.2%
Money Market Funds - 1.2%
  Dreyfus Cash Management Plus, 1.50% (a) (d)                                     4,421           4,421

  Total Short Term Investments (cost $4,421)                                                      4,421
Total Investments - 100.4% (cost $368,447)                                                      357,226

Other Assets and Liabilities, Net -  (0.4%)                                                     (1,420)

Total Net Assets - 100%                                                                        $355,806

JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND
Common Stocks - 99.1%
Auto Manufacturers - 19.1%
  Ford Motor Co. (c)                                                              1,659         $23,311
  PACCAR Inc.                                                                       477          32,936
                                                                                                 56,248
Commercial Services - 8.9%
  Cendant Corp.                                                                   1,215          26,251


Diversified Financial Services - 25.3%
  Capital One Financial Corp. (c)                                                   443          32,743
  Countrywide Financial Corp.                                                     1,072          42,224
                                                                                                 74,967
Electric - 10.1%
  PG&E Corp. (b)                                                                    980          29,784


Machinery - 8.8%
  Caterpillar Inc.                                                                  323          25,967


Retail - 17.7%
  Best Buy Co. Inc.                                                                 525          28,468
  Sears Roebuck & Co. (c)                                                           594          23,687
                                                                                                 52,155
Telecommunications Equipment - 9.2%
  Lucent Technologies Inc. (b) (c)                                                8,550          27,102

  Total Common Stocks (cost $275,767)                                                           292,474
Short Term Investments - 0.8%
Money Market Funds - 0.8%
  Dreyfus Cash Management Plus, 1.50% (a) (d)                                     2,272           2,272

  Total Short Term Investments (cost $2,272)                                                      2,272
Total Investments - 99.9% (cost $278,039)                                                       294,746

Other Assets and Liabilities, Net - 0.1%                                                            259

Total Net Assets - 100%                                                                        $295,005


Notes to the Schedules of Investments:
(a) Dividend yield changes daily to reflect current market conditions.
    Rate is the quoted yield as of September 30, 2004.
(b) Non-income producing security.
(c) All or portion of the security has been loaned.
(d) Investments in affiliates.

SUMMARY OF INVESTMENTS BY COUNTRY:

                                             JNL/Mellon Capital
                                             Management
                                             Global 15 Fund
Hong Kong                                    32.44%
United Kingdom                               34.84
United States                                32.72
Total Investments                            100.0%


SUMMARY OF OPEN CURRENCY CONTRACTS (IN THOUSANDS):

Fund                                                 Currency          Settlement       Notional Currency    Unrealized
                                                     Purchased/Sold    Date             Amount   Value       Gain/(Loss)

JNL/Mellon Capital Management Global 15 Fund          GBP/USD          10/01/04         560 GBP  $1,013         $(6)

                                                                                                 $1,013         $(6)

Federal Income Tax Matters:

As of September 30, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Cost and unrealized appreciation may differ for financial statement and tax purposes primarily because of the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting in Real Estate Investments Trusts; and the tax deferral of losses on wash sale transactions.

                                                                                                                         Net
                                                                                       Gross          Gross           Unrealized
                                                                      Cost of       Unrealized     Unrealized        Appreciation/
                                                                    Investments    Appreciation   Depreciation       Depreciation
--------------------------------------------------------------- -- --------------- -------------- -------------- --- --------------
--------------------------------------------------------------- -- --------------- -------------- -------------- --- --------------
JNL/Mellon Capital Management Communications Sector Fund                $  14,241       $  1,468     $    (818)         $     650
JNL/Mellon Capital Management Consumer Brands Sector Fund                  14,657            779          (986)              (207)
JNL/Mellon Capital Management Energy Sector Fund                           45,514          7,678            (5)             7,673
JNL/Mellon Capital Management Financial Sector Fund                        24,735          1,531          (749)               782
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund        45,111          2,465        (3,537)            (1,072)
JNL/Mellon Capital Management Technology Sector Fund                       30,790          1,495        (4,391)            (2,896)


Readers should review the annual or semi-annual report filed with the Securities
& Exchange Commission which contains additional information.


ITEM 2.  CONTROLS AND PROCEDURES

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3.  EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC


By:      /s/ Robert A. Fritts
         ----------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    November 24, 2004

By:      /s/ Mark D. Nerud
         ----------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Robert A. Fritts
         ----------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    November 24, 2004

By:      /s/ Mark D. Nerud
         ----------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    November 24, 2004